Organization and Formation (Details) - Schedule of Operating Subsidiaries	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Power Clouds S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	31 March 2015	31 March 2015
ALCE Ownership	Solis Bond Company DAC
Country of Operations	Romania
F.R.A.N. Energy Investment S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	31 March 2015	31 March 2015
ALCE Ownership	Solis Bond Company DAC
Country of Operations	Romania
PC-Italia-01 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Sub-Holding SPV	Sub-Holding SPV
Date Acquired / Established	15 May 2015	15 May 2015
ALCE Ownership	AEG MH 02 Limited
Country of Operations	Italy
PC-Italia-03 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	1 July 2020	1 July 2020
ALCE Ownership	AEG MH 02 Limited
Country of Operations	Italy
PC-Italia-04 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	15 July 2020	15 July 2020
ALCE Ownership	AEG MH 02 Limited
Country of Operations	Italy
Solis Bond Company DAC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	16 October 2020	16 October 2020
ALCE Ownership	AEG JD 03 Limited
Country of Operations	Ireland
ALT US 03, LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company
Date Acquired / Established	4 May 2022
ALCE Ownership	Alternus Energy Americas Inc.
Country of Operations	USA
Alternus Energy Americas Inc. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	10 May 2021	10 May 2021
ALCE Ownership	Alternus Clean Energy Inc
Country of Operations	USA
LJG Green Source Energy Beta S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	29 July 2021	29 July 2021
ALCE Ownership	Solis Bond Company DAC
Country of Operations	Romania
Ecosfer Energy S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	30 July 2021	30 July 2021
ALCE Ownership	Solis Bond Company DAC
Country of Operations	Romania
Lucas EST S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	30 July 2021	30 July 2021
ALCE Ownership	Solis Bond Company DAC
Country of Operations	Romania
Risorse Solari I S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	28 September 2019	28 September 2019
ALCE Ownership	AEG MH 02 Limited
Country of Operations	Italy
Risorse Solari III S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	3 August 2021	3 August 2021
ALCE Ownership	AEG MH 02 Limited
Country of Operations	Italy
Alternus Iberia S.L. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	4 August 2021	4 August 2021
ALCE Ownership	AEG MH 02 Limited
Country of Operations	Spain
AED Italia-01 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	22 October 2021	22 October 2021
ALCE Ownership	AEG MH 02 Limited
Country of Operations	Italy
AED Italia-02 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	22 October 2021	22 October 2021
ALCE Ownership	AEG MH 02 Limited
Country of Operations	Italy
AED Italia-03 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	22 October 2021	22 October 2021
ALCE Ownership	AEG MH 02 Limited
Country of Operations	Italy
AED Italia-04 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	22 October 2021	22 October 2021
ALCE Ownership	AEG MH 02 Limited
Country of Operations	Italy
AED Italia-05 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	22 October 2021	22 October 2021
ALCE Ownership	AEG MH 02 Limited
Country of Operations	Italy
ALT US 01 LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	6 December 2021	6 December 2021
ALCE Ownership	Alternus Energy Americas Inc.
Country of Operations	USA
AEG MH 01 Limited [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	8 March 2022	8 March 2022
ALCE Ownership	Alternus Lux 01 S.a.r.l.
Country of Operations	Ireland
AEG MH 02 Limited [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	8 March 2022	8 March 2022
ALCE Ownership	AEG JD 03 Limited
Country of Operations	Ireland
ALT US 02 LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	8 March 2022	8 March 2022
ALCE Ownership	Alternus Energy Americas Inc.
Country of Operations	USA
AEG JD 01 Limited [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	16 March 2022	16 March 2022
ALCE Ownership	AEG MH 03 Limited
Country of Operations	Ireland
Alternus Europe Limited (f/k/a AEG JD 03 Limited) [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company
Date Acquired / Established	21 March 2022
ALCE Ownership	Alternus Lux 01 S.a.r.l.
Country of Operations	Ireland
Alt Spain 03, S.L.U. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	31 May 2022	31 May 2022
ALCE Ownership	Alt Spain Holdco S.L.
Country of Operations	Spain
AEG MH 03 Limited [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	10 June 2022	10 June 2022
ALCE Ownership	AEG MH 01 Limited
Country of Operations	Ireland
Lightwave Renewables, LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	29 June 2022	Acquired 29 June 2022 (Est. 17 December 2020)
ALCE Ownership	ALT US 02 LLC
Country of Operations	USA
Alt Spain Holdco, S.L.U. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company
Date Acquired / Established	Acquired 14 July 2022
ALCE Ownership	AEG MH 02 Limited
Country of Operations	Spain
AED Italia-06 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	2 August 2022	2 August 2022
ALCE Ownership	AEG MH 02 Limited
Country of Operations	Italy
AED Italia-07 S.r.l.[Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	2 August 2022	2 August 2022
ALCE Ownership	AEG MH 02 Limited
Country of Operations	Italy
AED Italia-08 S.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	5 August 2022	5 August 2022
ALCE Ownership	AEG MH 02 Limited
Country of Operations	Italy
ALT US 04 LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company
Date Acquired / Established	14 September 2022
ALCE Ownership	Alternus Energy Americas Inc.
Country of Operations	USA
Alternus LUX 01 S.a.r.l. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	5 October 2022	5 October 2022
ALCE Ownership	Alternus Clean Energy Inc.
Country of Operations	Luxembourg
Alt Spain 04, S.L.U. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	May 2022	May 2022
ALCE Ownership	Alt Spain Holdco, S.L.U.
Country of Operations	Spain
River Song Solar, LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV
Date Acquired / Established	December 2022
ALCE Ownership	ALT US 07, LLC
Country of Operations	USA
Walking Horse Solar, LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV
Date Acquired / Established	March 2023
ALCE Ownership	ALT US 03, LLC
Country of Operations	USA
New Frog Projects S.L. [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV
Date Acquired / Established	July 2023
ALCE Ownership	Alt Spain HoldCo S.L.U.
Country of Operations	Spain
Dancing Horse, LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	SPV
Date Acquired / Established	July 2023
ALCE Ownership	ALT US 04, LLC
Country of Operations	USA
Alt Alliance LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	September 2023	September 2023
ALCE Ownership	Alternus Energy Americas Inc.
Country of Operations	USA
ALT US 05 LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	September 2023	September 2023
ALCE Ownership	Alternus Energy Americas Inc.
Country of Operations	USA
ALT US 06 LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	October 2023	October 2023
ALCE Ownership	Alternus Energy Americas Inc.
Country of Operations	USA
ALT US 07 LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company
Date Acquired / Established	November 2023
ALCE Ownership	Alternus Energy Americas Inc.
Country of Operations	USA
AEG MH 04 Limited [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company
Date Acquired / Established	January 2024
ALCE Ownership	AEG MH 04 Limited
Country of Operations	Ireland
ALT US 08 LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company
Date Acquired / Established	January 2024
ALCE Ownership	Alternus Energy Americas Inc.
Country of Operations	USA
ALT US AM LLC [Member]
Schedule of Operating Subsidiaries [Line Items]
Principal Activity	Holding Company
Date Acquired / Established	March 2024
ALCE Ownership	Alternus Energy Americas Inc.
Country of Operations	USA